Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,133,578.35

Principal:
Principal Collections	$20,494,880.02
Prepayments in Full	$13,947,994.16
Liquidation Proceeds	$765,600.49
Recoveries	$103,305.64
Sub Total	$35,311,780.31
Collections	$38,445,358.66

Purchase Amounts:
Purchase Amounts Related to Principal	$194,981.75
Purchase Amounts Related to Interest	$889.33
Sub Total	$195,871.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,641,229.74

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,641,229.74
Servicing Fee	$748,774.69	$748,774.69	$0.00	$0.00	$37,892,455.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,892,455.05
Interest - Class A-2 Notes	$112,905.98	$112,905.98	$0.00	$0.00	$37,779,549.07
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$37,492,412.40
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$37,387,276.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,387,276.98
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$37,332,004.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,332,004.98
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$37,290,112.31
Third Priority Principal Payment	$1,373,844.85	$1,373,844.85	$0.00	$0.00	$35,916,267.46
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$35,861,434.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,861,434.13
Regular Principal Payment	$32,441,876.31	$32,441,876.31	$0.00	$0.00	$3,419,557.82
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,419,557.82
Residuel Released to Depositor	$0.00	$3,419,557.82	$0.00	$0.00	$0.00
Total		$38,641,229.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,373,844.85
Regular Principal Payment					$32,441,876.31
Total					$33,815,721.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,815,721.16	$81.68	$112,905.98	$0.27	$33,928,627.14	$81.95
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$33,815,721.16	$25.19	$657,176.07	$0.49	$34,472,897.23	$25.68

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$246,340,315.92	0.5950249	$212,524,594.76	0.5133444
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$859,590,315.92	0.6404100	$825,774,594.76	0.6152167

Pool Information
Weighted Average APR	4.252%	4.241%
Weighted Average Remaining Term	47.03	46.15
Number of Receivables Outstanding	44,853	43,903
Pool Balance	$898,529,623.39	$862,786,172.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$866,248,343.99	$831,896,471.07
Pool Factor	0.6587541	0.6325489

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$12,941,792.59
Yield Supplement Overcollateralization Amount	$30,889,701.46
Targeted Overcollateralization Amount	$37,011,577.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,011,577.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		114	$339,994.44
(Recoveries)		32	$103,305.64
Net Losses for Current Collection Period			$236,688.80
Cumulative Net Losses Last Collection Period			$2,140,413.17
Cumulative Net Losses for all Collection Periods			$2,377,101.97

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.32%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.15%	441	$9,960,723.40
61-90 Days Delinquent	0.10%	38	$887,890.66
91-120 Days Delinquent	0.02%	10	$176,501.62
Over 120 Days Delinquent	0.03%	11	$258,618.19
Total Delinquent Receivables	1.31%	500	$11,283,733.87

Repossession Inventory:
Repossessed in the Current Collection Period		24	$434,184.84
Total Repossessed Inventory		30	$737,215.49

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4757%
Preceding Collection Period			0.3262%
Current Collection Period			0.3225%
Three Month Average			0.3748%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1193%
Preceding Collection Period			0.1338%
Current Collection Period			0.1344%
Three Month Average			0.1292%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer